Inventories - Summary of Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Supplies	$ 1,235	$ 1,318
Raw materials	260	277
Work in process	774	1,046
Finished products	636	655
Inventories	2,905	3,296
Less non-current portion (Note 20)	(307)	(350)
Current inventories	$ 2,598	$ 2,946